Income Taxes (Details) - Schedule of Unrecognized Tax Benefits - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Unrecognized Tax Benefits [Abstract]
Beginning balances		$ 1,470,344
Increases related to tax positions change		(1,470,344)
Ending balances